ORGANIZATION AND BASIS OF PRESENTATION - Financial information of Company's VIE and VIES's subsidiaries and kindergartens (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial information of the Company's VIE and VIE's subsidiaries and kindergartens
Cash and cash equivalents	$ 31,168	$ 33,322
Prepaid expenses and other current assets	2,682	2,405
Total current assets	41,245	82,252
Total assets	80,673	283,076
Total current liabilities	32,233	122,358
TOTAL LIABILITIES	55,774	203,920
Net revenues	50,014	51,905	$ 42,426
Net (loss) income	(45,883)	3,529	(41,183)
Net cash (used in) provided by operating activities	1,899	19,230	(6,526)
Net cash (used in) provided by investing activities	(34,642)	(6,429)	(2,585)
Net cash provided by (used in) financing activities	(2,700)	(1,397)	556
VIE
Financial information of the Company's VIE and VIE's subsidiaries and kindergartens
Cash and cash equivalents	974	32,964
Prepaid expenses and other current assets	119	8,219
Total current assets	1,624	47,171
Total assets	4,417	171,872
Total current liabilities	5,540	98,706
TOTAL LIABILITIES	7,254	165,956
Net cash (used in) provided by operating activities	715	14,041	(12,007)
Net cash (used in) provided by investing activities	(31,352)	(3,135)	(2,368)
Net cash provided by (used in) financing activities	(534)	(820)	460
Effects of exchange rate changes	(1,811)	1,632	(1,395)
VIE | Continuing Operations
Financial information of the Company's VIE and VIE's subsidiaries and kindergartens
Net revenues	6,441	2,398	1,462
Net (loss) income	2,626	(920)	(1,095)
VIE | Discontinued Operations
Financial information of the Company's VIE and VIE's subsidiaries and kindergartens
Net revenues	36,589	139,607	78,645
Net (loss) income	2,776	10,259	$ (33,843)
Asset pledged as collateral | VIE
Financial information of the Company's VIE and VIE's subsidiaries and kindergartens
Total assets	$ 0	$ 0